FAIR VALUE MEASUREMENT (Details 2)	12 Months Ended
	Dec. 31, 2013 Investee A CNY	Dec. 31, 2012 Investee A CNY	Dec. 31, 2013 Investee B CNY	Dec. 31, 2013 Investee B USD ($)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period	1,716,000			$ 2,022,000
Investment		1,259,000	12,240,000
Changes in fair value	(1,716,000)	457,000
Fair value at the end of the period		1,716,000	12,240,000	$ 2,022,000